RELATED PARTY TRANSACTIONS (Details) (USD $)	Aug. 04, 2011	Oct. 02, 2010	Jun. 30, 2012 Mrp Holdings Llc [Member]		Jun. 30, 2012 Sail Energy Llc Member [Member]		Jun. 30, 2012 Heather Mulvihill [Member]		Jun. 30, 2012 Ia 545 Madison Assoc [Member]		Jun. 30, 2012 David Kent and Christine W. Koch [Member]
2012 Notes issued in 2012 Offering	$ 300,000		$ 150,000	[1]	$ 510,000	[2]	$ 100,000	[3]	$ 200,000	[4]	$ 75,000	[5]
Number Of Warrants Issued		1,080,000	30,000	[1]	102,000	[2]	20,000	[3]	40,000	[4]	15,000	[5]

[1]	Mark R. Patterson, the sole member of MRP Holdings LLC, is the Company's Chief Executive Officer and a director.
[2]	Sail Energy, LLC is owned by Gail Mulvihill, a principal stockholder and mother of Christopher Mulvihill, the Company's President and director.
[3]	Heather Mulvihill is the sister-in-law of Christopher Mulvihill and daughter-in-law of Gail Mulvihill.
[4]	Burton I. Koffman, a partner of IA 545 Madison Assoc., is a principal stockholder of the Company.
[5]	David Kent Koch is the Company's Chief Operating Officer.